Employee Benefit Plan, Summary of Accounting Policy	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Accounting Policy	Summary of Significant Accounting Policies
Basis of Accounting
The financial statements of the Plan are prepared on the accrual basis of accounting.
Use of Estimates
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and changes therein, and the disclosures of contingent assets and liabilities. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
Investments are stated at fair value. Shares of mutual funds are valued at net asset value at year-end. The Plan’s interests in common collective trusts and other investments are valued based on the net asset value per share as provided by the trustee of the fund, which is used as a practical expedient to estimate fair value. The Company’s common stock is valued based on quoted market prices. See Note 4 for more information on valuation of the Plan’s investments.
Purchases and sales of investments are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date.
In the Statement of Changes in Net Assets Available for Benefits, the Plan presents the net appreciation/(depreciation) in the fair value of its investments, which consists of realized gains/losses and the change in unrealized appreciation/(depreciation) on investments. The cost of investments is determined using the average-cost basis for calculating realized gains or losses.
The Plan’s T. Rowe Price Stable Value Common Trust Fund invests in investment contracts through a collective trust. This fund’s investments meet the fully benefit-responsive investment contract criteria and therefore the underlying investment and related transactions are reported at contract value. The T. Rowe Price Stable Value Common Trust Fund’s net asset value is therefore computed on a contract value basis. This net asset value represents the Plan’s fair value as the net asset value is the basis upon which the Plan transacts with the fund.
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent loans are reclassified as distributions based on the terms of the Plan document. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses when they are incurred. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.
Benefits Paid to Participants
Benefits are recorded when paid.
Administrative Expenses
Certain expenses associated with the recordkeeping, management of, and administration of the Plan are paid by the Plan. Expenses that are paid by the Company are excluded from these financial statements. Fees related to recordkeeping, the administration of notes receivable from participants, and certain other transaction fees are charged directly to the participant’s account and included in administrative expenses. Fees earned by Fidelity for administrative services, excluding fees for recordkeeping services, are processed and administered through non-participant directed accounts held in the Vanguard Treasury Money Market Investment Fund. These non-participant directed accounts can also be used to pay for other Plan expenses, such as audit, legal and investment consultation fees. During 2025, Plan expenses of $444,000 were paid from such accounts, which was partially offset by $400,000 of revenue credits received in connection with the recordkeeping services agreement the Plan has with Fidelity. Such refunds are reflected as a reduction in administrative expenses on the accompanying Statement of Changes in Net Assets Available for Benefits.
At December 31, 2025 and 2024, there was $27,000 and $54,000, respectively, in these accounts available to pay future Plan expenses.
Risks and Uncertainties
The Plan invests in various investment securities, including mutual funds and common collective trusts, which are exposed to various risks, such as interest rate, credit and overall market volatility. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in values of investment securities will occur in the near term and that such changes could materially affect the participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.
Subsequent Events
The Plan has evaluated events and transactions occurring after the Statements of Net Assets Available for Benefits date through the date of issuance for recognition or disclosure in the financial statements and notes, and no subsequent events requiring accrual or disclosure have occurred that are not otherwise disclosed herein.